Summary of Options (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Equity [Abstract]
Warrants, Balance outstanding | shares
Weighted Average Exercise Price, Balance outstanding | $ / shares
Options granted | shares	4,365,000
Weighted Average Exercise Price, granted | $ / shares	$ 2.00
Options exercised | shares
Weighted Average Exercise Price, exercised | $ / shares
Options expired or forfeited | shares
Weighted Average Exercise Price, expired or forfeited | $ / shares
Warrants, Balance outstanding | shares	4,365,000
Weighted Average Exercise Price, Balance outstanding | $ / shares	$ 2.00
Warrants, Balance exercisable | shares	524,583
Weighted Average Exercise Price, Balance exercisable | $ / shares	$ 2.00